Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carry forward	$25,137	$26,348
Temporary differences mainly relating to Research and Development	1,376	2,285

Deferred tax asset before valuation allowance	26,513	28,633
Valuation allowance	(26,513)	(28,633)
Deferred tax asset, net	$-	$-